Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 03, 2016
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001492374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2016
Prospectus Date	rr_ProspectusDate	Oct. 03, 2016
Destra Dividend Total Return Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001492374_SupplementTextBlock

Destra Investment Trust

Destra Dividend Total Return Fund

(the “Fund”)

Supplement Dated October 3, 2016

To the Fund’s Prospectus

Dated February 1, 2016,

as supplemented on February 17, 2016, February 25, 2016

and September 13, 2016

The following information supplements the Fund’s Prospectus:

Effective October 1, 2016, the Board of Trustees has taken action to replace the Fund’s previous investment sub-advisor, Miller/Howard Investments, Inc. (“Miller/Howard”) with Hilton Capital Management, LLC (“Hilton”). All references to Miller/Howard throughout the Prospectus shall be replaced with Hilton. The Fund’s investment strategies have not changed.

Supplement Closing [Text Block]	ck0001492374_SupplementClosingTextBlock	Please Keep this Supplement with Your Fund’s Prospectus for Future Reference